UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2017

Date of reporting period: July 31, 2017

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
JULY 31, 2017
(Unaudited)

SCHEDULE OF INVESTMENTS
MORTGAGE-BACKED SECURITIES — 39.6%

	Face Amount	Value
AGENCY MORTGAGE-BACKED OBLIGATIONS — 34.3%
FHLMC
5.500%, 06/01/41	$11,081	$12,403
4.000%, 08/01/44 to 02/01/46	138,894	147,349
3.500%, 08/01/30 to 05/01/46	154,550	160,219

FHLMC Multifamily Structured Pass Through Certificates, Ser KJ14, Cl A1
2.197%, 11/25/23	30,000	30,090

FHLMC Multifamily Structured Pass-Through Certificates, Ser K053, Cl A2
2.995%, 12/25/25	15,000	15,359

FHLMC Multifamily Structured Pass-Through Certificates, Ser K062, Cl A2
3.413%, 12/25/26	35,000	36,699

FHLMC Multifamily Structured Pass-Through Certificates, Ser K702, Cl X1, IO
1.617%, 02/25/18 (A)	848,044	3,470

FHLMC Multifamily Structured Pass-Through Certificates, Ser K706, IO
1.546%, 10/25/18 (A)	2,010,348	29,574

FHLMC Multifamily Structured Pass-Through Certificates, Ser KF12, Cl A
1.695%, 09/25/22 (A)	14,450	14,511

FHLMC Multifamily Structured Pass-Through Certificates, Ser KIR1
2.849%, 03/25/26	60,000	60,125

FHLMC Whole Loan Securities Trust, Ser 2017-SC02, Cl 2A
3.500%, 05/25/47	15,000	15,226

FHLMC, Ser 2003-2632, Cl AB
4.500%, 06/15/18	4,062	4,100

FHLMC, Ser 2010-3632, Cl PK
5.000%, 02/15/40	10,840	11,777

FHLMC, Ser 2012-271, Cl 30
3.000%, 08/15/42	45,367	45,170

FHLMC, Ser R006, Cl ZA
6.000%, 04/15/36	22,402	25,457

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
JULY 31, 2017
(Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
FNMA
6.000%, 09/01/39	$2,280	$2,587
5.500%, 04/01/36 to 07/01/40	57,339	64,262
5.000%, 02/01/31	63,068	69,096
4.500%, 04/01/35 to 03/01/46	76,645	83,558
4.000%, 06/01/42 to 07/01/47	199,898	211,547
3.500%, 12/31/20 to 12/01/46	406,576	420,079
3.000%, 12/01/46 to 04/01/47	324,986	325,670
2.550%, 07/01/26	24,573	24,263
0.920%, 08/14/17 (B)	705,000	704,746

FNMA TBA
4.500%, 09/01/33	90,000	96,616
4.000%, 08/13/39	245,000	257,930
3.500%, 08/01/40	195,000	200,759
3.000%, 08/25/26 to 08/01/42	185,000	185,831

FNMA, Ser 2001-T4, Cl A1
7.500%, 07/25/41	3,071	3,624

FNMA, Ser 2004-54, Cl ES
6.368%, 04/25/27 (A)	21,454	24,710

FNMA, Ser 2005-24, Cl ZE
5.000%, 04/25/35	12,118	13,316

FNMA, Ser 2012-121, Cl TB
7.000%, 11/25/42	56,247	65,415

GNMA
5.500%, 07/20/43 to 09/20/43	14,996	16,616
5.294%, 05/20/60 (A)	45,063	46,653
4.626%, 06/20/62 (A)	90,322	93,330
4.547%, 12/20/66 (A)	30,000	33,077
4.511%, 01/20/67 (A)	65,000	71,775
GNMA, Ser 2010-H14, Cl BI, IO
1.285%, 07/20/60 (A)	1,512,802	41,248

		3,668,237

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — 5.3%
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl A4
3.572%, 05/15/27	25,000	25,641

CG-CCRE Commercial Mortgage Trust, Ser 2014-FL2, Cl A
3.009%, 11/15/31 (A) (C)	77,162	77,208

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
JULY 31, 2017
(Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — continued

COMM Mortgage Trust, Ser 2006-C8, Cl AJ
5.377%, 12/10/46	$19,303	$19,558

COMM Mortgage Trust, Ser 2015-CR25, Cl A4
3.759%, 08/10/48	30,000	31,575

Credit Suisse Commercial Mortgage Trust, Ser 2006-C1, Cl G
5.676%, 02/15/39 (A) (C)	11,781	11,751

Credit Suisse Commercial Mortgage Trust, Ser 2007-C5, Cl A4
5.695%, 09/15/40 (A)	3,200	3,195

Credit Suisse First Boston Mortgage Securities, Ser 2005-C3, Cl B
4.882%, 07/15/37	3,801	3,796

CSAIL Commercial Mortgage Trust, Ser 2015-C3, Cl A3
3.447%, 03/15/25	20,000	20,582

CSMC Mortgage-Backed Trust, Ser 2007-5, Cl 8A2
6.000%, 10/25/24	25,889	26,286

Deutsche Mortgage Securities Re-REMIC Trust Certificates, Ser 2007-WM1, Cl A1
4.078%, 06/27/37 (A) (C)	23,316	23,564

First Horizon Mortgage Pass-Through Trust, Ser 2005-AR1, Cl 2A1
2.573%, 04/25/35 (A)	12,761	12,828

FREMF Mortgage Trust, Ser 2013-K24, Cl B
3.501%, 11/25/45 (A) (C)	25,000	25,753

GSMPS Mortgage Loan Trust, Ser 1999-3, Cl A
8.000%, 08/19/29 (A) (C)	54,962	49,818

JPMCC Commercial Mortgage Securities Trust, Ser 2017-JP7, Cl A5
3.454%, 09/15/50	35,000	36,150

JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2005-CB12, Cl AJ
4.987%, 09/12/37 (A)	2,035	2,032

JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LDPX, Cl AM
5.464%, 01/15/49 (A)	12,675	12,664

JPMorgan Mortgage Trust, Ser 2005-A4, Cl 1A1
3.411%, 07/25/35 (A)	12,936	12,911

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
JULY 31, 2017
(Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
LB-UBS Commercial Mortgage Trust, Ser 2001-C3, Cl X, IO
0.571%, 06/15/36 (A) (C)	$452,312	$1,311

LB-UBS Commercial Mortgage Trust, Ser 2005-C7, Cl F
5.350%, 11/15/40 (A)	10,000	10,400

Merrill Lynch Mortgage Investors Trust, Ser 2005-2, Cl 2A
2.710%, 10/25/35 (A)	22,153	22,263

Merrill Lynch Mortgage Investors Trust, Ser 2005-A10, Cl A
1.426%, 02/25/36 (A)	12,371	11,832

ML-CFC Commercial Mortgage Trust, Ser 2007-9, Cl AM
5.856%, 09/12/49 (A)	25,000	25,098

Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C14, Cl C
4.990%, 02/15/47 (A)	35,000	37,451

Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C24, Cl C
4.500%, 05/15/48 (A)	10,000	9,773

MSCG Trust, Ser 2015-ALDR, Cl A2
3.462%, 06/07/35 (A) (C)	25,000	24,940

Wachovia Bank Commercial Mortgage Trust, Ser 2006-C26, Cl AM
6.278%, 06/15/45 (A)	3,609	3,633

WFRBS Commercial Mortgage Trust, Ser 2013-UBSS1, Cl A2
2.927%, 03/15/46	25,000	25,312

		567,325

TOTAL MORTGAGE-BACKED SECURITIES (Cost $4,234,410)		4,235,562

CORPORATE OBLIGATIONS — 36.6%

CONSUMER DISCRETIONARY — 3.8%
Charter Communications Operating
3.750%, 02/15/28 (C)	30,000	29,297
Darden Restaurants
6.800%, 10/15/37	20,000	25,773

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
JULY 31, 2017
(Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
CONSUMER DISCRETIONARY — continued
Discovery Communications
6.350%, 06/01/40	$25,000	$27,764
5.625%, 08/15/19	19,000	20,284
General Motors
4.875%, 10/02/23	40,000	43,229
Harley-Davidson Financial Services MTN
2.550%, 06/09/22 (C)	20,000	19,902
Kohl’s
5.550%, 07/17/45	20,000	18,711
Land O’ Lakes
7.250%, 06/15/65 (C)	65,000	70,037
6.000%, 11/15/22 (C)	35,000	39,025
Newell Brands
5.000%, 11/15/23	25,000	26,808
NVR
3.950%, 09/15/22	25,000	26,260
QVC
4.375%, 03/15/23	5,000	5,135
Sky
6.100%, 02/15/18 (C)	35,000	35,817
Time Warner
4.750%, 03/29/21	20,000	21,615

		409,657

CONSUMER STAPLES — 2.5%
Alimentation Couche-Tard
3.550%, 07/26/27 (C)	20,000	20,148
2.700%, 07/26/22 (C)	20,000	20,054
Altria Group
10.200%, 02/06/39	20,000	34,983
9.250%, 08/06/19	28,000	32,112
Kraft Heinz Foods
4.875%, 02/15/25 (C)	55,000	59,214
Kroger
3.700%, 08/01/27	10,000	9,998
2.800%, 08/01/22	10,000	10,072

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
JULY 31, 2017
(Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

CONSUMER STAPLES — continued
Reynolds American
8.125%, 05/01/40	$15,000	$21,581
6.875%, 05/01/20	30,000	33,762
4.450%, 06/12/25	20,000	21,505

		263,429

ENERGY — 5.7%
Anadarko Petroleum
6.450%, 09/15/36	36,000	42,908
Apache
6.900%, 09/15/18	10,000	10,529
Canadian Oil Sands
7.750%, 05/15/19 (C)	20,000	21,634
4.500%, 04/01/22 (C)	30,000	30,744
Cenovus Energy
6.750%, 11/15/39	10,000	10,799
4.250%, 04/15/27 (C)	40,000	39,089
DCP Midstream Operating
2.500%, 12/01/17	5,000	4,987
Devon Financing
7.875%, 09/30/31	45,000	58,861
Ecopetrol
5.875%, 05/28/45	10,000	9,372
4.125%, 01/16/25	35,000	34,650
Enbridge
2.900%, 07/15/22	5,000	5,039
Energy Transfer Partners
6.050%, 06/01/41	25,000	26,412
EnLink Midstream Partners
4.150%, 06/01/25	30,000	30,072
Enterprise Products Operating
7.034%, 01/15/68 (A)	15,000	15,300
Hess
4.300%, 04/01/27	20,000	19,858
NGPL PipeCo
4.375%, 08/15/22 (C)	15,000	15,431
Petroleos Mexicanos
5.625%, 01/23/46	60,000	55,088
5.375%, 03/13/22 (C)	20,000	21,310
Petroleos Mexicanos MTN
6.500%, 03/13/27 (C)	20,000	22,020

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
JULY 31, 2017
(Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

ENERGY — continued
Rockies Express Pipeline
6.850%, 07/15/18 (C)	$20,000	$20,825
Tennessee Gas Pipeline
8.375%, 06/15/32	25,000	31,956
Williams Partners
5.800%, 11/15/43	10,000	10,982
3.750%, 06/15/27	30,000	29,992
3.600%, 03/15/22	40,000	41,207

		609,065

FINANCIALS — 9.5%
Apollo Management Holdings
4.400%, 05/27/26 (C)	20,000	20,762
Assurant
2.500%, 03/15/18	30,000	30,177
Athene Global Funding
2.750%, 04/20/20 (C)	40,000	40,224
Bank of America MTN
3.824%, 01/20/28 (A)	25,000	25,522
Bank of Montreal MTN
2.100%, 12/12/19	25,000	25,127
1.900%, 08/27/21	20,000	19,832
Brighthouse Financial
3.700%, 06/22/27 (C)	30,000	29,706
Carlyle Holdings II Finance
5.625%, 03/30/43 (C)	10,000	11,594
Citigroup
4.450%, 09/29/27	25,000	26,309
Citigroup Capital III
7.625%, 12/01/36	20,000	25,173
Compass Bank
6.400%, 10/01/17	40,000	40,282
Credit Suisse Group
6.250%, 12/29/49 (A) (C)	40,000	42,938
Farmers Exchange Capital III
5.454%, 10/15/54 (A) (C)	25,000	26,787
Ford Motor Credit
2.551%, 10/05/18	25,000	25,187
Goldman Sachs Capital I
6.345%, 02/15/34	30,000	37,068

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
JULY 31, 2017
(Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS — continued
Goldman Sachs Group
2.905%, 07/24/23 (A)	$20,000	$20,030
Goldman Sachs Group MTN
3.064%, 10/28/27 (A)	40,000	41,680
Government Properties Income Trust
4.000%, 07/15/22	10,000	10,000
HSBC Bank
7.650%, 05/01/25	25,000	31,077
1.750%, 06/29/49 (A)	50,000	40,960
HSBC Bank USA, NY
5.875%, 11/01/34	20,000	24,802
ING Bank
5.800%, 09/25/23 (C)	20,000	22,713
KeyCorp MTN
2.300%, 12/13/18	35,000	35,236
KKR Group Finance III
5.125%, 06/01/44 (C)	20,000	21,508
Mercury General
4.400%, 03/15/27	20,000	20,284
MetLife
10.750%, 08/01/39	30,000	50,145
Morgan Stanley
3.591%, 07/22/28 (A)	25,000	25,040
Morgan Stanley MTN
3.750%, 02/25/23	20,000	20,875
2.713%, 10/24/23 (A)	30,000	30,590
Mutual of Omaha Insurance
4.297%, 07/15/54 (A) (C)	35,000	35,507
Royal Bank of Canada MTN
2.125%, 03/02/20	20,000	20,092
Sirius International Group
7.506%, 05/29/49 (A) (C)	30,000	29,925
Toronto-Dominion Bank MTN
2.125%, 04/07/21	25,000	25,011
USF&G Capital III
8.312%, 07/01/46 (C)	15,000	19,854
Validus Holdings
8.875%, 01/26/40	15,000	21,586

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
JULY 31, 2017
(Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS — continued
Wells Fargo
3.069%, 01/24/23	$40,000	$40,720

		1,014,323

HEALTH CARE — 3.9%
Abbott Laboratories
2.900%, 11/30/21	30,000	30,530
AbbVie
2.500%, 05/14/20	25,000	25,393
Anthem
3.125%, 05/15/22	25,000	25,710
AstraZeneca
2.375%, 06/12/22	35,000	34,943
2.375%, 11/16/20	25,000	25,320
Becton Dickinson
3.363%, 06/06/24	25,000	25,342
2.894%, 06/06/22	30,000	30,201
Gilead Sciences
2.550%, 09/01/20	45,000	45,924
HCA
5.500%, 06/15/47	40,000	41,900
Mylan
5.250%, 06/15/46	15,000	16,402
3.950%, 06/15/26	25,000	25,499
Shire Acquisitions Investments Ireland DAC
1.900%, 09/23/19	45,000	44,955
Teva Pharmaceutical Finance Netherlands III
3.150%, 10/01/26	25,000	23,922
2.800%, 07/21/23	20,000	19,629

		415,670

INDUSTRIALS — 0.8%
AerCap Global Aviation Trust
6.500%, 06/15/45 (A) (C)	15,000	16,125
American Airlines Pass-Through Trust, Ser 2014-1, Cl B
4.375%, 10/01/22	27,269	27,940
Caterpillar Financial Services MTN
1.350%, 05/18/19	25,000	24,858

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
JULY 31, 2017
(Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

INDUSTRIALS — continued
General Electric
5.250%, 12/06/17	$20,000	$20,264

		89,187

INFORMATION TECHNOLOGY — 2.9%
Apple
2.850%, 05/11/24	30,000	30,328
Dell International
8.350%, 07/15/46 (C)	45,000	58,772
6.020%, 06/15/26 (C)	45,000	50,122
Harris
1.999%, 04/27/18	25,000	25,038
Hewlett Packard Enterprise
6.200%, 10/15/35	35,000	37,990
2.850%, 10/05/18	25,000	25,301
2.450%, 10/05/17	20,000	20,034
Oracle
1.900%, 09/15/21	25,000	24,884
QUALCOMM
2.600%, 01/30/23	20,000	20,119
Tyco Electronics Group
6.550%, 10/01/17	20,000	20,165

		312,753

MATERIALS — 3.2%
Albemarle
5.450%, 12/01/44	30,000	35,001
Barrick
4.100%, 05/01/23	11,000	11,917
Barrick North America Finance
4.400%, 05/30/21	30,000	32,445
Blue Cube Spinco
10.000%, 10/15/25	55,000	68,200
CF Industries
5.375%, 03/15/44	55,000	49,500
Freeport-McMoRan
5.450%, 03/15/43	75,000	69,000
Georgia-Pacific
8.875%, 05/15/31	25,000	38,884
Westlake Chemical
4.875%, 05/15/23	15,000	15,600

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
JULY 31, 2017
(Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

MATERIALS — continued
WestRock MWV
7.375%, 09/01/19	$20,000	$22,092

		342,639

REAL ESTATE — 0.3%
American Tower Trust
3.070%, 03/15/23 (C)	20,000	20,206
Select Income
4.250%, 05/15/24	15,000	14,930

		35,136

TELECOMMUNICATION SERVICES — 3.2%
AT&T
5.250%, 03/01/37	15,000	15,700
4.900%, 08/14/37	20,000	19,896
4.550%, 03/09/49	10,000	9,169
3.900%, 08/14/27	20,000	19,979
2.850%, 02/14/23	20,000	20,027
BellSouth
6.000%, 11/15/34	20,000	21,682
Nokia
6.625%, 05/15/39	35,000	40,600
Verizon Communications
5.150%, 09/15/23	20,000	22,252
4.672%, 03/15/55	60,000	55,129
4.125%, 03/16/27	35,000	35,987
1.375%, 08/15/19	45,000	44,670
Vodafone Group
5.450%, 06/10/19	35,000	37,248

		342,339

UTILITIES — 0.8%
Exelon
2.850%, 06/15/20	25,000	25,496
Great Plains Energy
5.292%, 06/15/22 (D)	25,000	27,592
NextEra Energy Capital Holdings
3.550%, 05/01/27	5,000	5,171

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
JULY 31, 2017
(Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

UTILITIES — continued
Public Service of Colorado
2.250%, 09/15/22	$30,000	$29,885

		88,144

TOTAL CORPORATE OBLIGATIONS
(Cost $3,829,435)		3,922,342

U.S. TREASURY OBLIGATIONS — 19.5%

U.S. Treasury Bond
3.000%, 02/15/47	270,000	275,189
2.875%, 11/15/46	95,000	94,436
2.250%, 08/15/46	170,000	147,926
U.S. Treasury Note
2.375%, 05/15/27	355,000	357,538
2.125%, 07/31/24	220,000	220,266
1.875%, 07/31/22	5,000	5,010
1.750%, 06/30/22	475,000	473,145
1.500%, 07/15/20	25,000	24,997
1.250%, 05/31/19	485,000	484,178

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $2,081,637)		2,082,685

ASSET-BACKED SECURITIES — 6.0%

1345 Avenue of the Americas & Park Avenue Plaza Trust, Ser 2005-1, Cl A3
5.278%, 08/10/35 (C)	25,000	28,518
Access Group, Ser 2003-A, Cl A3
2.160%, 07/01/38 (A)	25,409	23,912
AccessLex Institute, Ser 2003-A, Cl A2
2.160%, 07/01/38 (A)	40,782	40,567
AccessLex Institute, Ser 2006-1, Cl B
1.502%, 08/25/37 (A)	34,850	32,757
Bayview Commercial Asset Trust, Ser 2004-3, Cl A1
1.602%, 01/25/35 (A) (C)	36,856	35,395
Bear Stearns Asset Backed Securities I Trust, Ser 2005-FR1, Cl M1
1.982%, 06/25/35 (A)	24,871	24,910
California Republic Auto Receivables Trust, Ser 2017-1, Cl A3
1.900%, 03/15/21	20,000	19,997

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
JULY 31, 2017
(Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Capital Auto Receivables Asset Trust, Ser 2016-1, Cl A2A
1.500%, 11/20/18	$13,732	$13,732
Capital Auto Receivables Asset Trust, Ser 2016-3, Cl A2A
1.360%, 04/22/19	48,777	48,757
Commercial Mortgage Trust, Ser 2014-UBS2, Cl A5
3.961%, 03/10/47	25,000	26,511
Drive Auto Receivables Trust, Ser 2017-AA, Cl B
2.510%, 01/15/21 (C)	25,000	25,102
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, Cl A3
3.597%, 03/15/50	50,000	52,285
NovaStar Mortgage Funding Trust, Ser 2003-3, Cl A1
2.101%, 12/25/33 (A)	22,219	21,456
Purchasing Power Funding, Ser 2015-A, Cl A1
3.500%, 10/15/39 (C)	8,959	8,959
Renaissance Home Equity Loan Trust, Ser 2005-4, Cl A3
5.565%, 02/25/36 (D)	11,858	11,887
Santander Drive Auto Receivables Trust, Ser 2015-4, Cl A3
1.580%, 09/16/19	1,442	1,442
Santander Drive Auto Receivables Trust, Ser 2016-3, Cl A2A
1.340%, 11/15/19	25,140	25,127
SMART ABS Trust, Ser 2015-3US, Cl A3A
1.660%, 08/14/19	22,508	22,454
SoFi Professional Loan Program, Ser 2014-B, Cl A2
2.550%, 08/27/29 (C)	29,664	29,848
South Carolina Student Loan, Ser 2015-A, Cl A
2.732%, 01/25/36 (A)	80,100	80,504
United States Small Business Administration, Ser 2017-20D, Cl 1
2.840%, 04/01/37	25,000	24,719
United States Small Business Administration, Ser 2017-20E, Cl 1
2.880%, 05/01/37	25,000	25,179
World Financial Network Credit Card Master Trust, Ser 2016-C, Cl A
1.720%, 08/15/23	20,000	19,927

TOTAL ASSET-BACKED SECURITIES (Cost $645,393)		643,945

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
JULY 31, 2017
(Unaudited)

MUNICIPAL BONDS — 0.7%

	Face Amount	Value

GEORGIA — 0.7%
Municipal Electric Authority of Georgia, Ser 2010-A, RB
7.055%, 04/01/57	$40,000	$48,096
6.637%, 04/01/57	25,000	32,128

TOTAL MUNICIPAL BONDS (Cost $81,066)		80,224

LOAN PARTICIPATIONS — 0.4%

MicDermid, Term Loan
5.000%, 06/07/23	22,023	22,129
Sungard Availability Services Capital, Term Loan
6.044%, 03/29/19	17,615	17,284

TOTAL LOAN PARTICIPATIONS (Cost $38,499)		39,413

TOTAL INVESTMENTS — 102.8% (Cost $10,910,440)†		$11,004,171

Percentages are based on Net Assets of $10,705,595.

(A)	Floating rate security - Rate disclosed is the rate in effect on July 31, 2017.
(B)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(C)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of these securities at July 31, 2017 was $1,253,457 and represents 11.7% of Net Assets.
(D)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on July 31, 2017. The coupon on a step bond changes on a specified date.
†	At July 31, 2017, the tax basis cost of the Fund’s investments was $10,910,440, and the unrealized appreciation and depreciation were $139,479 and $(45,748) respectively.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
JULY 31, 2017
(Unaudited)

ABS — Asset-Based Security

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

IO — Interest Only - face amount represents notional amount

MTN — Medium Term Note

RB — Revenue Bond

Re-Remic — Resecuritization of Real Estate Investment Conduit

Ser — Series

TBA — To Be Announced

As of July 31, 2017, all of the Fund’s investments were considered level 2, in accordance with ASC-820. For the period ended July 31, 2017, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

LCP-QH-001-0600

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 27, 2017